UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LionEye Capital Management, LLC
Address: 152 West 57th Street, 10th Floor
         New York, NY  10019

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kelly Ireland
Title:     Chief Financial Officer
Phone:     (212) 257-5695

Signature, Place, and Date of Signing:

 /s/   Kelly Ireland     New York, NY     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $132,502 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN RLTY CAP TR INC       COM              02917L101     1298   112500 SH       SOLE                   112500        0        0
AMERISTAR CASINOS INC          COM              03070Q101     4513   172000 SH       SOLE                   172000        0        0
APPLE INC                      COM              037833100      798     1500 SH       SOLE                     1500        0        0
ARRIS GROUP INC                COM              04269Q100     1494   100000 SH       SOLE                   100000        0        0
BAKER MICHAEL CORP             COM              057149106     1870    75000 SH       SOLE                    75000        0        0
CARIBOU COFFEE INC             COM              142042209     1213    74914 SH       SOLE                    74914        0        0
CASTLE A M & CO                COM              148411101      546    37000 SH       SOLE                    37000        0        0
COMPUWARE CORP                 COM              205638109     4565   420000 SH       SOLE                   420000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     2976    83895 SH       SOLE                    83895        0        0
CVR ENERGY INC                 COM              12662P108     1220    25000 SH       SOLE                    25000        0        0
CYMER INC                      COM              232572107     3165    35000 SH       SOLE                    35000        0        0
DELEK LOGISTICS PARTNERS LP    COM UNT RP INT   24664T103     1150    50000 SH       SOLE                    50000        0        0
DELEK US HLDGS INC             COM              246647101     3874   153000 SH       SOLE                   153000        0        0
DIGITAL RIV INC                COM              25388B104     2216   154093 SH       SOLE                   154093        0        0
DOLE FOOD CO INC NEW           COM              256603101     3369   293700 SH       SOLE                   293700        0        0
ESTERLINE TECHNOLOGIES CORP    COM              297425100     3435    54000 SH       SOLE                    54000        0        0
FIFTH & PAC COS INC            COM              316645100     1905   153000 SH       SOLE                   153000        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103      907   100000 SH       SOLE                   100000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     2958   181800 SH       SOLE                   181800        0        0
HOME LN SERVICING SOLUTIONS    ORD SHS          G6648D109     1512    80000 SH       SOLE                    80000        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     4839   662900 SH       SOLE                   662900        0        0
JACK IN THE BOX INC            COM              466367109     2860   100000 SH       SOLE                   100000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     3728   375000 SH       SOLE                   375000        0        0
MIPS TECHNOLOGIES INC          COM              604567107     6084   780000 SH       SOLE                   780000        0        0
MPG OFFICE TR INC              COM              553274101     1663   540000 SH       SOLE                   540000        0        0
MURPHY OIL CORP                COM              626717102     2680    45000 SH       SOLE                    45000        0        0
NEXEN INC                      COM              65334H102     4310   160000 SH       SOLE                   160000        0        0
OCWEN FINL CORP                COM NEW          675746309     4670   135000 SH       SOLE                   135000        0        0
OFFICE DEPOT INC               COM              676220106     2624   800000 SH       SOLE                   800000        0        0
OFFICEMAX INC DEL              COM              67622P101     1669   171000 SH       SOLE                   171000        0        0
PINNACLE ENTMT INC             COM              723456109      475    30000 SH       SOLE                    30000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     4577    97500 SH       SOLE                    97500        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     7041   150000 SH  CALL SOLE                   150000        0        0
PRGX GLOBAL INC                COM NEW          69357C503     1218   188771 SH       SOLE                   188771        0        0
QUANTUM CORP                   COM DSSG         747906204     1699  1370000 SH       SOLE                  1370000        0        0
RYMAN HOSPITALITY PPTYS INC    COM              78377T107     2308    60000 SH       SOLE                    60000        0        0
SANDRIDGE ENERGY INC           COM              80007P307      210    33100 SH  PUT  SOLE                    33100        0        0
SHAW GROUP INC                 COM              820280105     3263    70000 SH       SOLE                    70000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     7121    50000 SH  PUT  SOLE                    50000        0        0
TELEPHONE & DATA SYS INC       COM NEW          879433829     4428   200000 SH       SOLE                   200000        0        0
TW TELECOM INC                 COM              87311L104     1528    60000 SH       SOLE                    60000        0        0
U S AIRWAYS GROUP INC          COM              90341W108     3375   250000 SH       SOLE                   250000        0        0
VERISIGN INC                   COM              92343E102      776    20000 SH       SOLE                    20000        0        0
VISTEON CORP                   COM NEW          92839U206     1076    20000 SH       SOLE                    20000        0        0
WALTER INVT MGMT CORP          COM              93317W102     3476    80800 SH       SOLE                    80800        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     1144    95000 SH       SOLE                    95000        0        0
WAUSAU PAPER CORP              COM              943315101     6437   743300 SH       SOLE                   743300        0        0
YAHOO INC                      COM              984332106     2239   112500 SH       SOLE                   112500        0        0